FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended																																				10 Months Ended		12 Months Ended		8 Months Ended		7 Months Ended
	Dec. 31, 2013 Class A		Dec. 31, 2012 Class A		Dec. 31, 2011 Class A		Dec. 31, 2013 Class C		Dec. 31, 2012 Class C		Dec. 31, 2011 Class C		Dec. 31, 2013 Class D		Dec. 31, 2012 Class D		Dec. 31, 2011 Class D		Dec. 31, 2013 Class I		Dec. 31, 2012 Class I		Dec. 31, 2011 Class I		Dec. 31, 2013 Class DS		Dec. 31, 2012 Class DS		Dec. 31, 2011 Class DS		Dec. 31, 2013 Class DT		Dec. 31, 2012 Class DT		Dec. 31, 2011 Class DT		Dec. 31, 2012 Class M		Dec. 31, 2013 Class M		Dec. 31, 2013 Class F		Dec. 31, 2013 Class F1
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of year or at the time of offer	$ 1.6478		$ 1.7496		$ 1.6810		$ 1.5240		$ 1.6344		$ 1.5862		$ 1.7095		$ 1.7881		$ 1.6924		$ 1.6874		$ 1.7846		$ 1.7078		$ 1.7074		$ 1.7859		$ 1.6903		$ 1.7935		$ 1.8666		$ 1.7532				$ 0.9606	[1]
Net realized and net change in unrealized trading profit (loss)	$ 0.1667		$ (0.0366)		$ 0.1571		$ 0.1534		$ (0.0341)		$ 0.1476		$ 0.1743		$ (0.0376)		$ 0.1592		$ 0.1711		$ (0.0374)		$ 0.1599		$ 0.1741		$ (0.0375)		$ 0.1591		$ 0.1833		$ (0.0393)		$ 0.1653		$ (0.0202)	[1]	$ 0.0980		$ 0.0082	[2]	$ 0.0386	[3]
Brokerage commissions	$ (0.0021)		$ (0.0024)		$ (0.0018)		$ (0.0019)		$ (0.0023)		$ (0.0017)		$ (0.0021)		$ (0.0025)		$ (0.0018)		$ (0.0021)		$ (0.0025)		$ (0.0018)		$ (0.0021)		$ (0.0025)		$ (0.0018)		$ (0.0023)		$ (0.0026)		$ (0.0019)		$ (0.0012)	[1]	$ (0.0012)		$ (0.0007)	[2]	$ (0.0007)	[3]
Interest income, net	$ (0.0006)		$ (0.0004)		$ 0.0000	[4]	$ (0.0005)		$ (0.0004)		$ 0.0000	[4]	$ (0.0006)		$ (0.0004)		$ 0.0000	[4]	$ (0.0006)		$ (0.0004)		$ 0.0000	[4]	$ (0.0006)		$ (0.0004)		$ 0.0000	[4]	$ (0.0006)		$ (0.0004)		$ 0.0000	[4]	$ (0.0002)	[1]	$ (0.0003)		$ (0.0001)	[2]	$ (0.0003)	[3]
Expenses	$ (0.0733)		$ (0.0624)		$ (0.0867)		$ (0.0831)		$ (0.0736)		$ (0.0977)		$ (0.0502)		$ (0.0381)		$ (0.0617)		$ (0.0683)		$ (0.0569)		$ (0.0813)		$ (0.0502)		$ (0.0381)		$ (0.0617)		$ (0.0432)		$ (0.0308)		$ (0.0500)		$ (0.0178)	[1]	$ (0.0283)		$ (0.0067)	[2]	$ (0.0122)	[3]
Net asset value, end of year	$ 1.7385		$ 1.6478		$ 1.7496		$ 1.5919		$ 1.5240		$ 1.6344		$ 1.8309		$ 1.7095		$ 1.7881		$ 1.7875		$ 1.6874		$ 1.7846		$ 1.8286		$ 1.7074		$ 1.7859		$ 1.9307		$ 1.7935		$ 1.8666		$ 0.9606	[1]	$ 1.0288		$ 1.0007	[2]	$ 1.0254	[3]
Total Return:
Total return before Performance fees (as a percent)	6.13%	[5]	(5.82%)	[5]	5.46%	[5]	5.07%	[5]	(6.76%)	[5]	4.41%	[5]	7.73%	[5]	(4.40%)	[5]	7.05%	[5]	6.56%	[5]	(5.44%)	[5]	5.88%	[5]	7.73%	[5]	(4.40%)	[5]	7.05%	[5]	8.27%	[5]	(3.92%)	[5]	7.59%	[5]	(3.95%)	[1],[5]	7.73%	[5]	(0.03%)	[2],[5]	3.07%	[3],[5]
Performance fees/other (as a percent)	(0.66%)	[5],[6]	0.00%	[5],[6]	(1.43%)	[5],[6]	(0.66%)	[5],[6]	0.00%	[5],[6]	(1.43%)	[5],[6]	(0.66%)	[5],[6]	0.00%	[5],[6]	(1.43%)	[5],[6]	(0.66%)	[5],[6]	0.00%	[5],[6]	(1.43%)	[5],[6]	(0.66%)	[5],[6]	0.00%	[5],[6]	(1.43%)	[5],[6]	(0.63%)	[5],[6]	0.00%	[5],[6]	(1.15%)	[5],[6]	0.00%	[1],[5],[6]	(0.66%)	[5],[6]	0.04%	[2],[5],[6]	(0.55%)	[3],[5],[6]
Total return after Performance fees (as a percent)	5.47%	[5]	(5.82%)	[5]	4.03%	[5]	4.41%	[5]	(6.76%)	[5]	2.98%	[5]	7.07%	[5]	(4.40%)	[5]	5.62%	[5]	5.90%	[5]	(5.44%)	[5]	4.45%	[5]	7.07%	[5]	(4.40%)	[5]	5.62%	[5]	7.64%	[5]	(3.92%)	[5]	6.44%	[5]	(3.95%)	[1],[5]	7.07%	[5]	0.01%	[2],[5]	2.52%	[3],[5]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)	3.75%	[7],[8]	3.71%	[7],[8]	3.68%	[7]	4.76%	[7],[8]	4.71%	[7],[8]	4.68%	[7]	2.25%	[7],[8]	2.21%	[7],[8]	2.17%	[7]	3.35%	[7],[8]	3.31%	[7],[8]	3.28%	[7]	2.25%	[7],[8]	2.21%	[7],[8]	2.17%	[7]	1.75%	[7],[8]	1.71%	[7],[8]	1.66%	[7]	2.22%	[1],[7],[8]	2.25%	[7],[8]	1.25%	[2],[7],[8]	1.26%	[3],[7],[8]
Performance fees (as a percent)	0.62%	[6],[8]	0.00%	[6],[8]	1.38%	[6]	0.62%	[6],[8]	0.00%	[6],[8]	1.38%	[6]	0.62%	[6],[8]	0.00%	[6],[8]	1.38%	[6]	0.62%	[6],[8]	0.00%	[6],[8]	1.38%	[6]	0.62%	[6],[8]	0.00%	[6],[8]	1.38%	[6]	0.61%	[6],[8]	0.00%	[6],[8]	1.11%	[6]	0.00%	[1],[6],[8]	0.62%	[6],[8]	(0.07%)	[2],[6],[8]	0.54%	[3],[6],[8]
Expenses (including Performance fees) (as a percent)	4.37%	[8]	3.71%	[8]	5.06%		5.38%	[8]	4.71%	[8]	6.06%		2.87%	[8]	2.21%	[8]	3.55%		3.97%	[8]	3.31%	[8]	4.66%		2.87%	[8]	2.21%	[8]	3.55%		2.36%	[8]	1.71%	[8]	2.77%		2.22%	[1],[8]	2.87%	[8]	1.18%	[2],[8]	1.80%	[3],[8]
Net investment income (loss) (as a percent)	(4.37%)	[8]	(3.71%)	[8]	(5.05%)		(5.37%)	[8]	(4.71%)	[8]	(6.06%)		(2.87%)	[8]	(2.21%)	[8]	(3.55%)		(3.97%)	[8]	(3.31%)	[8]	(4.65%)		(2.87%)	[8]	(2.21%)	[8]	(3.55%)		(2.35%)	[8]	(1.71%)	[8]	(2.77%)		(2.22%)	[1],[8]	(2.87%)	[8]	(1.17%)	[2],[8]	(1.78%)	[3],[8]

[1]	Units issued on March 1, 2012
[2]	Units issued on May 16, 2013.
[3]	Units issued on June 1, 2013.
[4]	Interest income, net is less than $0.0001 per Unit
[5]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual members? return may vary from these returns based on timing of capital transactions.
[6]	Performance fees include reimbursement of performance fees allocated to the share classes in accordance with offering documents.
[7]	The expense ratios do not include brokerage commissions.
[8]	The ratios to average members' capital have been annualized. The performance fee ratios are not annualized.